Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - COP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		$ 1,345,710	$ 1,508,205	[1]	$ 1,733,673		$ 2,541,579
Cash at banks and on hand [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		1,153,057	1,477,368
Term deposit certificates [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	[2]	156,469	7,244
Bonds [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		17,784
High liquidity funds [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	[3]	16,954	22,266
Funds [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		1,434	1,318
Other cash equivalents [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		$ 12	$ 9

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).
[2]	The balance corresponds to National Tax Refund bonds amounting $88,721, Fixed-term deposits $38,627, Treasury bonds (TES) $15,480 and Investment in Certificates of Deposits (CDT) $13,641.
[3]	The balance is as follows: